Long-Term Debt (Components Of Long-Term Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Sep. 25, 2015	Oct. 25, 2012
Debt Instrument [Line Items]
Document Fiscal Year Focus	2018
Capital lease obligation, due over the next 5 years	$ 5,628	$ 6,610
Unamortized Debt Issuance Expense	(9,993)	(12,612)
Total long term debt	1,495,635	1,493,998
Less: Current portion	(1,026)	(981)
Deferred revenue and other noncurrent liabilities	1,494,609	1,493,017
Four Point One Two Five Percent Senior Notes, Due October 2020 [Member]
Debt Instrument [Line Items]
Senior Notes	650,000	650,000
Total long term debt			$ 650,000
Senior Notes, 5.500%, Due November 2022
Debt Instrument [Line Items]
Senior Notes	500,000	500,000
Total long term debt				$ 500,000
Five Point Two Five Percent Senior Notes, Due October 2025 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 350,000	$ 350,000
Total long term debt			$ 350,000